Long-term debt (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt
2012	$ 1,023
2013	3,382
2014	1,085
2015	771
2016	15,299
No due date	467
Long-term debt	$ 22,027	$ 21,591